Share-based Payments - Additional Information (Detail)	12 Months Ended
	Oct. 31, 2024 CAD ($) shares $ / shares	Oct. 31, 2023 CAD ($) shares $ / shares
Performance share units (PSUs) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled awards	settle in cash at the end of three years. Dividend equivalents on PSUs are provided in the form of additional PSUs.
Days of average volume-weighted on share price	The grant date fair value of each cash-settled PSU is calculated based on the average closing price per common share on the TSX for the 10 trading days prior to a date specified in the grant terms. The final number of PSUs that vest will range from 75% to 125% of the initial number awarded based on CIBC’s performance relative to the other major Canadian banks. Beginning with awards granted in December 2023, the final number of PSUs that will vest is also based upon CIBC’s performance relative to internal targets. Upon vesting, each PSU is settled in cash based on the average closing price per common share on the TSX for the 10 trading days prior to the vesting date.
Number of shares granted | shares	2,220,555	1,842,253
Weighted-average price of shares granted | $ / shares	$ 53.77	$ 64.28
Number of outstanding shares | shares	6,227,116	5,762,949
Compensation expense	$ 380,000,000	$ 56,000,000
Liabilities	$ 568,000,000	$ 277,000,000
Vesting description	Under the PSU plan, awards are granted to certain key employees on an annual basis in December. PSU grants are made in the form of cash-settled awards which vest and settle in cash at the end of three years. Dividend equivalents on PSUs are provided in the form of additional PSUs.
Performance share units (PSUs) [member] | Minimum [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	75.00%
Performance share units (PSUs) [member] | Maximum [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	125.00%
Deferred share unit plan and deferred compensation plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting description	DSUs are generally fully vested upon grant or vest in accordance with the vesting schedule defined in the grant agreement and settle in cash on a date within the period specified in the plan terms. Employees receive dividend equivalents in the form of additional DSUs. Effective January 1, 2024, the DCP was amended to no longer permit the grant of new DSU awards.
Days of average volume-weighted on share price	Grant date fair value of each cash settled DSU that is not granted under the DCP is calculated based on the average closing price per common share on the TSX for the 10 trading days prior to a date specified in the grant terms. These DSUs are settled in cash based on the average closing price per common share on the TSX for the 10 trading days prior to the payout date and after the employee’s termination of employment. The grant date fair value for DCP grants was based on the closing stock price on the New York Stock Exchange (NYSE) on the last day of the calendar quarter. Upon distribution, DSUs granted under the DCP plan are settled in cash based on the closing price per common share on the NYSE on the business day that the payment is made.
Number of shares granted | shares	413,925	310,647
Weighted-average price of shares granted | $ / shares	$ 56.06	$ 64.15
Number of outstanding shares | shares	2,463,430	2,048,785
Compensation expense	$ 126,000,000	$ (5,000,000)
Liabilities	$ 238,000,000	135,000,000
Employee stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting description	options vest by the end of the fourth year and expire 10 years from the grant date.
Compensation expense	$ 16,000,000	$ 12,000,000
Description of option pricing model, share options granted	Black-Scholes option pricing model
Weighted-average grant date fair value of options | $ / shares	$ 4.01	$ 4.41
Employee stock purchase plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense	$ 63,000,000	$ 60,000,000
Employee share purchase plan	We match 50% of the employee contribution amount, up to a maximum contribution of 3% of eligible earnings, subject to a ceiling of $2,250 annually.
Percentage of maximum employee contribution earnings	3.00%
Maximum Employee contribution per year	$ 2,250
Restricted share award plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled awards	Dividend equivalents on RSA units are paid in cash or in the form of additional RSA units to the employees at the end of the vesting period or settlement date.
Vesting description	generally vest and settle in cash either at the end of three years or one-third annually beginning one year after the date of the grant.
Days of average volume-weighted on share price	Grant date fair value of each cash-settled RSA unit granted is calculated based on the average closing price per common share on the Toronto Stock Exchange (TSX) for the 10 trading days prior to a date specified in the grant terms. Upon vesting, each RSA unit is settled in cash based on the average closing price per common share on the TSX for the 10 trading days prior to the vesting date.
Number of shares granted | shares	7,327,029	6,687,379
Weighted-average price of shares granted | $ / shares	$ 53.93	$ 63.78
Number of outstanding shares | shares	19,761,344	18,281,700
Compensation expense	$ 1,007,000,000	$ 224,000,000
Liabilities	1,506,000,000	829,000,000
Directors' plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense	14,000,000	(1,000,000)
Liabilities	$ 25,000,000	$ 15,000,000